Shareholder Report, Holdings (Details) - Fidelity SAI Real Estate Fund	Jan. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%